John Hancock Variable Insurance Trust (the “Trust”)
Supplement dated June 25, 2020 to the current

Prospectus, as may be supplemented (the “Prospectus”)

Blue Chip Growth Trust (the “fund”)

The information found under “Fees and expenses” and “Expense example” in the fund summary is amended and restated as follows to reflect the new advisory fee schedule, which will become effective on or about July 1, 2020:

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee[1]	0.74	0.74	0.74
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.04	0.04	0.04
Total annual fund operating expenses	0.83	1.03	0.78
Contractual expense reimbursement[2]	–0.01	–0.01	–0.01
Total annual fund operating expenses after expense reimbursements	0.82	1.02	0.77

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2020.
[2]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series II	Series NAV
1 year	84	104	79
3 years	264	327	248
5 years	460	568	432
10 years	1,024	1,259	965
1

Effective on or about July 1, 2020, the advisory fee schedule for the fund, as shown in “Appendix A Schedule of Management Fees,” is revised and restated as follows:

0.825% first $500 million;

0.800% between $500 million and $1 billion;#

0.750% between $1 billion and $3 billion; and

0.725% excess over $3 billion.†

#When Aggregate Net Assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.750% on the first $1 billion of Aggregate Net Assets.

†The fee schedule above will become effective on or about July 1, 2020.

Equity Income Trust (the “fund”)

The information found under “Fees and expenses” and “Expense example” in the fund summary is amended and restated as follows to reflect the new advisory fee schedule, which became effective as of May 1, 2020:

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee[1]	0.69	0.69	0.69
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.05	0.05	0.05
Total annual fund operating expenses	0.79	0.99	0.74
Contractual expense reimbursement[2]	–0.01	–0.01	–0.01
Total annual fund operating expenses after expense reimbursements	0.78	0.98	0.73

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective May 1, 2020.
[2]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

2

Expenses ($)	Series I	Series II	Series NAV
1 year	80	100	75
3 years	251	314	236
5 years	438	546	410
10 years	977	1,212	917

Effective May 1, 2020, the advisory fee schedule for the fund, as shown in “Appendix A Schedule of Management Fees,” is revised and restated as follows:

0.800% first $100 million;

0.775% between $100 million and $200 million;#

0.750% between $200 million and $500 million;##

0.725% between $500 million and $1 billion;###

0.725% between $1 billion and $1.5 billion;####

0.700% between $1.5 billion and $2 billion;#####

0.695% between $2 billion and $3 billion;######

0.690% between $3 billion and $4 billion;#######

0.680% between $4 billion and $5.5 billion;########

0.675% between $5.5 billion and $7.5 billion; and#########

0.670% excess over $7.5 billion.†

#When Aggregate Net Assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.775% on the first $200 million of Aggregate Net Assets.

##When Aggregate Net Assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.750% on the first $500 million of Aggregate Net Assets and 0.725% on the amount above $500 million.

###When Aggregate Net Assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.725% on the first $1 billion of Aggregate Net Assets.

####When Aggregate Net Assets exceed $1.5 billion on any day, the annual rate of advisory fee for that day is 0.700% on the first $1.5 billion of Aggregate Net Assets.

#####When Aggregate Net Assets exceed $2 billion on any day, the annual rate of advisory fee for that day is 0.695% on the first $2 billion of Aggregate Net Assets.

######When Aggregate Net Assets exceed $3 billion on any day, the annual rate of advisory fee for that day is 0.690% on the first $3 billion of Aggregate Net Assets.

#######When Aggregate Net Assets exceed $4 billion on any day, the annual rate of advisory fee for that day is 0.680% on the first $4 billion of Aggregate Net Assets.

########When Aggregate Net Assets exceed $5.5 billion on any day, the annual rate of advisory fee for that day is 0.675% on the first $5.5 billion of Aggregate Net Assets.

#########When Aggregate Net Assets exceed $7.5 billion on any day, the annual rate of advisory fee for that day is 0.670% on the first $7.5 billion of Aggregate Net Assets.

†The fee schedule above became effective on May 1, 2020.

3

Global Equity Trust (formerly Mutual Shares Trust)

Global Trust

At a meeting held on June 23-25, 2020, the Board of Trustees of John Hancock Variable Insurance Trust (the “Board”) approved an Agreement and Plan of Reorganization providing for the following fund reorganization:

Acquired Fund	Acquiring Fund
Global Equity Trust (formerly Mutual Shares Trust)	Global Trust

A meeting of the shareholders of the Acquired Fund has been scheduled for Wednesday, September 23, 2020, to seek approval of its reorganization. Subject to regulatory and shareholder approval, the reorganization is scheduled to occur immediately after the close of business on or about Friday, November 6, 2020.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of any funds, nor is it a solicitation of any proxy. For important information regarding any of these reorganizations, or to receive a free copy of a proxy statement/prospectus relating to the proposed merger, once it is available, please call the appropriate phone number listed below. The proxy statement/prospectus contains important information about fund objectives, strategies, fees, expenses and risk considerations. The proxy statement/prospectus is also available for free on the SEC’s website (www.sec.gov). Please read the proxy statement/prospectus carefully before making any decision to invest or when considering a merger proposal.

For John Hancock Life Insurance Company (U.S.A.) variable annuity contracts:	(800) 344-1029
For John Hancock Life Insurance Company (U.S.A.) variable life contracts:	(800) 827-4546
For John Hancock Life Insurance Company of New York variable annuity contracts:	(800) 551-2078
For John Hancock Life Insurance Company of New York variable life contracts:	(888) 267-7784

High Yield Trust (the “fund”)

On June 25, 2020, the Board approved (i) a new subadvisory agreement between John Hancock Variable Trust Advisers LLC and Western Asset Management Company, LLC (“WAMCO”) and (ii) a new sub-subadvisory agreement between WAMCO and Western Asset Management Company Limited (“WAMCL”) with respect to the fund (together, the “Agreements”). The Agreements were approved in connection with the acquisition (the “Acquisition”) by Franklin Resources, Inc. of Legg Mason, Inc., the parent company of WAMCO and WAMCL, the current subadvisor and sub-subadvisor to the fund. The Agreements will become effective on the closing date of the Acquisition, which is expected to be on or about August 1, 2020. Following the Acquisition, no changes are anticipated in the personnel managing the fund or in the level of services provided to the fund.

4

Opportunistic Fixed Income Trust (formerly Global Bond Fund) (the “fund”)

Effective on or about July 1, 2020, the advisory fee schedule for the fund, as shown in “Appendix A Schedule of Management Fees,” is revised and restated as follows:

0.650% first $1 billion; and

0.625% excess over $1 billion.†

†The fee schedule above will become effective on or about July 1, 2020.

Small Cap Value Trust (the “fund”)

The information found under “Fees and expenses” and “Expense example” in the fund summary is amended and restated as follows to reflect the new advisory fee schedule, which will become effective on or about July 1, 2020:

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee[1]	0.94	0.94	0.94
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.06	0.06	0.06
Acquired fund fees and expenses[2]	0.11	0.11	0.11
Total annual fund operating expenses[3]	1.16	1.36	1.11
Contractual expense reimbursement[4]	–0.01	–0.01	–0.01
Total annual fund operating expenses after expense reimbursements	1.15	1.35	1.10

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2020.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average daily net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

5

Expenses ($)	Series I	Series II	Series NAV
1 year	117	137	112
3 years	367	430	352
5 years	637	744	611
10 years	1,408	1,634	1,351

In addition, effective on or about July 1, 2020, the advisory fee schedule for the fund, as shown in “Appendix A Schedule of Management Fees,” is revised and restated as follows:

0.950% first $250 million;

0.940% next $500 million;

0.930% next $500 million; and

0.920% excess over $1.25 billion.†

†The fee schedule above will become effective on or about July 1, 2020.

You should read this supplement in conjunction with the Prospectus and retain it for future reference.

6

John Hancock Variable Insurance Trust

High Yield Trust (the “fund”)

Supplement dated June 25, 2020 to the current Statement of Additional Information, as may be supplemented (the “SAI”)

On June 25, 2020, the Board approved (i) a new subadvisory agreement between John Hancock Variable Trust Advisers LLC and Western Asset Management Company, LLC (“WAMCO”) and (ii) a new sub-subadvisory agreement between WAMCO and Western Asset Management Company Limited (“WAMCL”) with respect to the fund (together, the “Agreements”). The Agreements were approved in connection with the acquisition (the “Acquisition”) by Franklin Resources, Inc. of Legg Mason, Inc., the parent company of WAMCO and WAMCL, the current subadvisor and sub-subadvisor to the fund. The Agreements will become effective on the closing date of the Acquisition, which is expected to be on or about August 1, 2020. Following the Acquisition, no changes are anticipated in the personnel managing the fund or in the level of services provided to the fund.

You should read this supplement in conjunction with the SAI and retain it for future reference.